Document and Entity Information	Jan. 24, 2024
Prospectus:
Document Type	497
Document Period End Date	Jan. 24, 2024
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 24, 2024
Document Effective Date	Oct. 30, 2024
Prospectus Date	Jan. 24, 2024
Innovator Nasdaq-100 Managed Floor ETF | Innovator Nasdaq-100 Managed Floor ETF
Prospectus:
Trading Symbol	QFLR